This is filed pursuant to Rule 497(e).
File Nos. 33-18647 and 811-05398.

                          ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
                             -AllianceBernstein Global Research Growth Portfolio
--------------------------------------------------------------------------------
Supplement dated February 23, 2006 to the Prospectuses dated May 2, 2005 of the AllianceBernstein Variable Products Series Fund, Inc. that offer Class A and Class B shares of AllianceBernstein Global Research Growth Portfolio.

The following information replaces certain information in the Fund's Prospectuses under the heading "Management of the Portfolios - Portfolio Managers."

The Adviser's Global Research Growth Portfolio Oversight Group, comprised of senior investment professionals, in consultation with the Global Research Growth sector analyst-managers, is responsible for determining the market sectors into which the AllianceBernstein Global Research Growth Portfolio's assets are invested and the percentage allocation into each sector.

The following table lists the sector analyst-managers with the responsibility for the day-to-day management of the Portfolio's portfolio, the year that each person assumed joint and primary responsibility for the Portfolio, and each person's principal occupation during the past five years:

          Employee; Year; Title                    Principal Occupation During The Past Five (5) Years
          ---------------------                    ----------------------------------------------------
Norman M. Fidel; since inception; Senior Vice       Senior Vice President of ACMC with which he has been
  President of ACMC                                 associated since prior to 2001.

Jane E. Schneirov; since inception; Senior Vice     Senior Vice President of ACMC with which she has been
  President of ACMC                                 associated since prior to 2001.

Scott E. McElroy; since 2006; Senior Vice           Senior Vice President of ACMC with which he has been
  President of ACMC                                 associated since prior to 2001.

Janet A. Walsh; since inception; Senior Vice        Senior Vice President of ACMC with which she has been
  President of ACMC                                 associated since prior to 2001.

Thomas A. Schmitt; since inception; Senior Vice     Senior Vice President of ACMC with which he has been
  President of ACMC                                 associated since prior to 2001.

Francis X. Suozzo; since inception; Senior Vice     Senior Vice President of ACMC with which he has been
  President of ACMC                                 associated since prior to 2001.

This Supplement should be read in conjunction with the Prospectuses for the Portfolio.

You should retain this Supplement with your Prospectuses for future reference.


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